ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Accounts receivable and other current assets [Abstract]
Schedule of accounts receivables and other current assets	Accounts Receivable and Other Current Assets

	As at December 31, 2025	As at December 31, 2024
Accounts receivable
Amounts due from concentrate sales	$250	$204
Other receivables	541	559
	$791	$763
Other current assets
Value added taxes recoverable[1]	199	340
Prepaid expenses	192	150
Kibali JV Receivable[2]	133	260
Other[3]	128	103
	$652	$853
[1]Primarily includes VAT and fuel tax recoverables of $43 million in Zambia, $62 million in Mali, $nil in Côte d’Ivoire, $39 million in Tanzania,
$33 million in Argentina, $nil in Peru, and $16 million in the Dominican Republic (Dec. 31, 2024: $63 million, $100 million, $52 million, $41 million, $33 million, $23 million and $12 million, respectively).
[2]Refer to note 16 for further details.
[3]2025 and 2024 balances include $50 million asset reflecting the final settlement of Zambian tax matters.